Filed with the Securities and Exchange Commission on December 27, 2011

1933 Act Registration File No.   33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	433	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	434	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 30, 2011 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 421 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 14, 2011, and pursuant to Rule 485(a)(2) would become effective on December 28, 2011.

This Post-Effective Amendment No. 433 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 30, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 433 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 433 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Glendora and State of California, on December 27, 2011.

                Professionally Managed Portfolios

                By: Eric W. Falkeis*
               Eric W. Falkeis
               President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 433 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	December 27, 2011
Steven J. Paggioli

Dorothy A. Berry*	Trustee	December 27, 2011
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 27, 2011
Wallace L. Cook

Carl A. Froebel*	Trustee	December 27, 2011
Carl A. Froebel

Eric W. Falkeis*	President and Trustee	December 27, 2011
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	December 27, 2011
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Elaine E. Richards		December 27, 2011
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney